Loans - Details of Negotiable Obligations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ARS ($)
Disclosure of detailed information about loans [line items]
Non-current	$ 5,658		$ 6,273		$ 5,982
Current	$ 833		597		944
Negotiable obligations [member] | 2014 September [member] | Class XXXIV [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 1,000
Plus interest rate	0.10%	0.10%
Interest rate	69.09%	69.09%
Principal Maturity	2024
Non-current		$ 1		$ 3		$ 6
Current		$ 1		2		3
Negotiable obligations [member] | 2015 April [member] | Class XXXIX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,500
Interest rate	8.50%	8.50%
Principal Maturity	2025
Non-current	$ 1,132		1,132		1,500
Current	$ 41		41		54
Negotiable obligations [member] | 2015 October [member] | Class XLIII [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 2,000
Interest rate	69.18%	69.18%
Principal Maturity	2023
Non-current				6		16
Current		$ 4		7		9
Negotiable obligations [member] | 2016 March and 2020 January [member] | Class XLVI [member]
Disclosure of detailed information about loans [line items]
Principal value		5,455
Current						73
Negotiable obligations [member] | 2016 March [member] | Class XLVII [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,000
Current					423
Negotiable obligations [member] | 2017 May [member] | Class LII [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 4,602
Non-current						55
Current				47		1
Negotiable obligations [member] | 2017 July and December [member] | Class LIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,000
Interest rate	6.95%	6.95%
Principal Maturity	2027
Non-current	$ 818		816		1,010
Current	25		25		31
Negotiable obligations [member] | 2017 December [member] | Class LIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 750
Interest rate	7.00%	7.00%
Principal Maturity	2047
Non-current	$ 529		533		741
Current	1		2		2
Negotiable obligations [member] | 1998 [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 15
Interest rate	10.00%	10.00%
Principal Maturity	2028
Non-current	$ 15		15		15
Negotiable obligations [member] | 2014 April, 2015 February and 2016 October [member] | Class XXVIII [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,522
Interest rate	8.75%	8.75%
Principal Maturity	2024
Non-current	$ 346		606		1,522
Current	273		278		32
Negotiable obligations [member] | 2019 June [member] | Class I [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 500
Interest rate	8.50%	8.50%
Principal Maturity	2029
Non-current	$ 397		397		498
Negotiable obligations [member] | 2020 January [member] | Class V [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 2,112
Current						27
Negotiable obligations [member] | 2020 January [member] | Class VII [member]
Disclosure of detailed information about loans [line items]
Principal value	10
Current					10
Negotiable obligations [member] | 2020 March [member] | Class VIII [member]
Disclosure of detailed information about loans [line items]
Principal value	9
Current					9
Negotiable obligations [member] | 2020 March [member] | Class IX [member]
Disclosure of detailed information about loans [line items]
Principal value	4
Current					4
Negotiable obligations [member] | 2020 May [member] | Class XI [member]
Disclosure of detailed information about loans [line items]
Principal value	93
Current					94
Negotiable obligations [member] | 2020 June [member] | Class XII [member]
Disclosure of detailed information about loans [line items]
Principal value	78
Non-current					78
Current			75
Negotiable obligations [member] | 2020 July [member] | Class XIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 543
Interest rate	8.50%	8.50%
Principal Maturity	2025
Non-current	$ 127		211		473
Current	90		91		80
Negotiable obligations [member] | 2020 December [member] | Class XV [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 2,316
Current						28
Negotiable obligations [member] | 2020 January And March [Member] | Class VI [Member]
Disclosure of detailed information about loans [line items]
Principal value		$ 5,006
Current						$ 64
Negotiable obligations [member] | 2020 December and 2021 February [member] | Class XIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 143
Interest rate	2.00%	2.00%
Principal Maturity	2023
Non-current			143		$ 68
Current	$ 139
Negotiable obligations [member] | 2021 February [member] | Class XVII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 748
Interest rate	2.50%	2.50%
Principal Maturity	2029
Non-current	$ 760		716
Negotiable obligations [member] | 2021 February [member] | Class XIX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 4,128
Interest rate	3.50%	3.50%
Principal Maturity	2024
Non-current		$ 63		$ 58
Negotiable obligations [member] | 2021 February [member] | Class XVIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 576
Interest rate	1.50%	1.50%
Principal Maturity	2033
Non-current	$ 544		513
Current	10		10
Negotiable obligations [member] | 2021 February [member] | Class XVI [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 775
Interest rate	4.00%	4.00%
Principal Maturity	2026
Non-current	$ 542		740
Current	238		9
Negotiable obligations [member] | 2021 July [member] | Class XX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 384
Interest rate	5.75%	5.75%
Principal Maturity	2032
Non-current	$ 384		384
Current	$ 11		$ 10